Share Capital (Details) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Issued:
Balance, beginning of period, number of shares	17,496,646	17,419,214
Transfer from contributed surplus for stock options exercised, number of shares	0	0
Options exercised, number of shares	75,167	77,432
Balance, end of period, number of shares	17,571,813	17,496,646
Balance, beginning of period, amount	46,652	46,149
Transfer from contributed surplus for stock options exercised, amount	182	211
Options exercised, amount	257	292
Balance, end of period, amount	47,091	46,652